Derivative Instruments and Other Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Other Hedging Activities
DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES
The Company enters into derivative financial instruments to manage interest rate risk, exposures related to liquidity and credit risk, and to facilitate customer transactions. The primary types of derivatives used by the Company include interest rate swap agreements, foreign exchange contracts, interest rate lock commitments, forward sales commitments, written and purchased options and credit derivatives. All derivative instruments are recognized on the consolidated balance sheets as "other assets" or "other liabilities" at fair value, as required by ASC Topic 815, Derivatives and Hedging.
For cash flow hedges, the effective portion of the gain or loss related to the derivative instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss is reported in earnings immediately. In applying hedge accounting for derivatives, the Company establishes and documents a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge. The Company has designated interest rate swaps in a cash flow hedge to convert forecasted variable interest payments to a fixed rate on its junior subordinated debt and has concluded that the forecasted transactions are probable of occurring.
For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
(Dollars in thousands)		December 31, 2016	December 31, 2015		December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$—	$58	Other liabilities	$525	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$—	$58		$525	$—
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$20,719	$18,077	Other liabilities	$20,719	$18,077
Foreign exchange contracts	Other assets	27	156	Other liabilities	26	134
Forward sales contracts	Other assets	6,014	1,588	Other liabilities	794	474
Written and purchased options	Other assets	12,125	10,607	Other liabilities	8,098	6,254
Other contracts	Other assets	1	—	Other liabilities	47	63
Total derivatives not designated as hedging instruments under ASC Topic 815		38,886	30,428		29,684	25,002
Total		$38,886	$30,486		$30,209	$25,002

	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
(Dollars in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$—	$108,500	$108,500	$—
Total derivatives designated as hedging instruments under ASC Topic 815	$—	$108,500	$108,500	$—

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$1,033,955	$590,334	$1,033,955	$590,334
Foreign exchange contracts	4,474	4,392	4,474	4,392
Forward sales contracts	229,181	223,841	120,567	173,430
Written and purchased options	289,115	328,210	154,170	181,949
Other contracts	8,784	—	106,518	43,169
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,565,509	$1,146,777	$1,419,684	$993,274
Total	$1,565,509	$1,255,277	$1,528,184	$993,274

The Company has entered into risk participation agreements with counterparties to transfer or assume credit exposures related to interest rate derivatives. The notional amounts of risk participation agreements sold were $106.5 million and $43.2 million at December 31, 2016 and December 31, 2015, respectively. Assuming all underlying third party customers referenced in the swap contracts defaulted at December 31, 2016 and December 31, 2015, the exposure from these agreements would not be material based on the fair value of the underlying swaps.
The Company is party to collateral agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of individual derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral.
At December 31, 2016 and 2015, the Company was required to post $1.9 million and $10.9 million, respectively, in cash or securities as collateral for its derivative transactions, which are included in "interest-bearing deposits in banks" on the Company’s consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2016. The Company’s master netting agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement.
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2015
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$100	$(43)	$—	$57
Interest rate contracts not designated as hedging instruments	18,241	(119)	—	18,122
Written and purchased options	6,255	—	—	6,255
Total derivative assets subject to master netting arrangements	$24,596	$(162)	$—	$24,434

Derivative liabilities
Interest rate contracts designated as hedging instruments	$43	$(43)	$—	$—
Interest rate contracts not designated as hedging instruments	18,241	(119)	(10,877)	7,245
Total derivative liabilities subject to master netting arrangements	$18,284	$(162)	$(10,877)	$7,245

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.
During the years ended December 31, 2016 and 2015, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges, because it was probable the original forecasted transaction would not occur by the end of the originally specified term.
At December 31, 2016, the Company does not expect to reclassify a material amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.
At December 31, 2016, 2015, and 2014, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

								Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)

(Dollars in thousands)
	For the Years Ended December 31
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2016	2015	2014		2016	2015	2014		2016	2015	2014
Interest rate contracts	$(428)	$38	$—	Interest expense	$50	$—	$—	Interest expense	$—	$—	$(1)
Total	$(428)	$38	$—		$50	$—	$—		$—	$—	$(1)

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2016	2015	2014
Interest rate contracts (1)	Other income	$8,830	$4,143	$2,513
Foreign exchange contracts	Other income	15	22	—
Forward sales contracts	Mortgage income	(1,731)	(2,947)	(3,225)
Written and purchased options	Mortgage income	(327)	274	(5,739)
Other contracts	Other income	17	—	—
Total		$6,804	$1,492	$(6,451)

(1) Includes fees associated with customer interest rate contracts.
At December 31, additional information pertaining to outstanding interest rate swap agreements not designated as hedging instruments is as follows:

(Dollars in thousands)	2016	2015	2014
Weighted average pay rate	4.1%	3.2%	2.9%
Weighted average receive rate	2.5%	0.9%	0.4%
Weighted average maturity in years	7.4 years	7.5 years	7.7 years
Unrealized gain (loss) relating to interest rate swaps	$—	$—	$—